Document and Entity Information	0 Months Ended
Mar. 06, 2015
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 06, 2015
Registrant Name	LoCorr Investment Trust
Central Index Key	0001506768
Amendment Flag	false
Document Creation Date	Mar. 06, 2015
Document Effective Date	Mar. 06, 2015
Prospectus Date	Mar. 06, 2015
LoCorr Multi-Strategy Fund | Class A
Risk/Return:
Trading Symbol	LMUAX
LoCorr Multi-Strategy Fund | Class C
Risk/Return:
Trading Symbol	LMUCX
LoCorr Multi-Strategy Fund | Class I
Risk/Return:
Trading Symbol	LMUIX